Stockholders' Equity (Deficit) (Details Narrative) - USD ($)												6 Months Ended		12 Months Ended
	May 15, 2018	May 02, 2018	Apr. 25, 2018	Mar. 14, 2018	Jan. 08, 2018	Jan. 03, 2017	Jan. 03, 2017	Oct. 17, 2016	Jan. 26, 2016	Jan. 25, 2016	Jan. 25, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Common stock, shares authorized												100,000,000		100,000,000	100,000,000
Preferred stock, shares authorized												5,000,000		5,000,000	5,000,000
Common stock par value												$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock par value												$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued												3,679,500		3,679,500	3,679,500
Common stock, shares outstanding												3,679,500		3,679,500	3,679,500
Legal fees			$ 252,925
Sale of stock, price per share								$ 3.58
Conversion price														$ 0.01
Compensation expense												$ 56,108	$ 56,108	$ 112,215	$ 599,499
Officer [Member] | 2016 Equity Incentive Plan [Member]
Stock issued during period, shares												1,000,000		1,000,000
Maximum number of shares eligible to receive by employees												125,000		125,000
Options vesting term						4 years	4 years
Exercise price of options						$ 10.00	$ 10.00
Percentage of vesting of options						25.00%	25.00%
Number of options to purchase common stock						125,000	125,000
Fair value of options												$ 448,861		$ 448,861
Compensation expense						$ 112,215							$ 56,108
Share price												$ 3.60		$ 3.60
Risk-free interest rate												1.72%		1.72%
Volatility rate												315.83%		315.83%
Officer [Member] | 2016 Equity Incentive Plan [Member]
Compensation expense												$ 280,538
Compensation expense recognition period												2 years 6 months
Placement Agent Member
Common stock par value		$ 0.0001			$ 0.0001
Preferred stock par value		0.0001			0.0001
Exercise price of warrants		12.00			12.00
Number of warrants issued	3,500
Number of shares sold during transaction	140,000			162,000
Sale of stock, consideration received on transaction	$ 700,000			$ 810,000
Proceeds from issuance of private placement	587,957			613,200
Payments for commissions	74,574			64,800
Legal fees	33,469			128,000
Escrow fees	$ 4,000			$ 4,000
Warrant exercisable term	5 years			5 years
Sale of stock, price per share		$ 10.00			$ 5.00
Fair value of warrants	$ 12,527
Stock conversion price per share	$ 10.00
Stock conversion, description	The PS will be automatically converted upon the completion of an IPO at an adjusted conversion price that is, in the case of: (i) a Qualified IPO (as defined), the lesser of (A) $10.00 per share and (B) seventy percent (70%) of the offering price per share of common stock in such Qualified IPO; (ii) a Non-Qualified IPO (as defined), fifty percent (50%) of the lesser of (A) $10.00 per share and (B) the offering price per share of common stock in such Non-Qualified IPO, or (iii) an OTC Listing, at fifty percent (50%) of $10.00 per share.
Stock redemption price percentage	120.00%
Placement Agent Member | Minimum [Member]
Number of shares sold during transaction					160,000
Placement Agent Member | Maximum [Member]
Number of shares sold during transaction		140,000			300,000
Placement Agent Member | Accredited Investors [Member]
Warrants description											The Class A Warrants are redeemable upon thirty (30) days' notice, at a price of $0.60 per Class A Warrant, provided the average of the closing bid price of the common stock, as reported by NASDAQ or the average of the last sale price if the common stock is then listed on the NASDAQ or another national securities exchange, shall exceed $24.00 per share (subject to adjustment) for 10 consecutive trading days prior to the third day preceding the date on which notice of redemption is given by the warrant holder. The holders of Class A Warrants called for redemption have exercise rights until the close of business on the date fixed for redemption.
Number of shares sold during transaction											122,167
Proceeds from issuance of private placement											$ 366,500
Sale of stock, price per share										$ 3.00	$ 3.00
Risk-free interest rate								120.00%
Class A Warrant [Member]
Number of warrants issued												61,083		61,083	61,083
Number of warrants outstanding												61,083		61,083	61,083
Class A Warrant [Member] | Placement Agent Member
Warrants to purchase common stock									61,083	61,083	61,083
Exercise price of warrants									$ 12.00	$ 12.00	$ 12.00
Warrants description									The Class A Warrants are redeemable upon thirty (30) days' notice, at a price of $0.60 per Class A Warrant, provided the average of the closing bid price of the common stock, as reported by NASDAQ or the average of the last sale price if the common stock is then listed on the NASDAQ or another national securities exchange, shall exceed $24.00 per share (subject to adjustment) for 10 consecutive trading days prior to the third day preceding the date on which notice of redemption is given by the warrant holder. The holders of Class A Warrants called for redemption have exercise rights until the close of business on the date fixed for redemption.
Number of shares sold during transaction										1,099,500
Proceeds from issuance of private placement										$ 733,000
Fair value of warrants										$ 176,250
Volatility rate										250.00%
Class B Convertible Preferred Stock and Class B Warrants [Member]
Conversion price	$ 3.58			$ 3.58
Class B Warrant [Member]
Exercise price of warrants												$ 12.00
Number of warrants issued														145,225
Number of warrants outstanding												265,500		145,225
Class B PS Warrant [Member]
Number of warrants outstanding												412,875		198,875
Placement Agent Warrants [Member]
Number of warrants outstanding												38,275		30,725
Class B Warrants [Member]
Number of warrants outstanding														114,500